Bridge Loan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounting policy for flow-through shares [text block]
Disclsoure of carrying values of the liability and equity components
	Liability component	Equity component	Total
Amended Bridge Loan	$2,912	$211	$3,123
Deferred tax impact	-	(57)	(57)
Impact on statement of financial position	$2,912	$154	$3,066

Disclosure of loss on derecognition of Bridge Loan
Carrying value of Bridge Loan to be derecognized	$2,981
Amended Bridge Loan assumed, including transaction costs incurred	3,140
Loss on derecognition of Bridge Loan	$159

Continuity of Bridge Loan
Fair value of Amended Bridge Loan on initial recognition	$2,912
Finance expense	209
Finance expense paid in cash	(64)
Closing balance at July 7, 2020	$3,057

Disclosure of loss on extinguishment of Amended Bridge Loan
Carrying value of Amended Bridge Loan to be derecognized	$3,057
Loss on extinguishment of Amended Bridge Loan	$65